Income Tax - Summary of Deferred Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	$ 50,731	$ 38,771
Deferred tax asset	55,428	42,853
Deferred tax liability	(4,697)	(4,082)
Deferred tax asset, net	50,731	38,771	$ 10,969
Reconciliation of deferred tax asset, net
As of January 1	38,771	10,969
Change in deferred taxes during the period recognized in the consolidated statements of operations	(9,173)	427
Change in deferred taxes during the period recognized in the consolidated statements of other comprehensive income (loss)	229	412
Change in deferred taxes during the period recognized in the consolidated statements of changes in shareholders' equity	20,904	26,963
As of December 31	50,731	38,771	10,969
Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	422	(3,066)
Deferred income tax income (expense)	3,488	(726)	2,981
Prepaid credit card fees and commissions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	(16,921)	(14,001)
Deferred income tax income (expense)	(2,920)	(2,510)	(1,792)
Stock based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	10,669	44,916
Deferred income tax income (expense)	(34,247)	31,081	(4,766)
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	47,797	1,993
Deferred income tax income (expense)	45,804	630	(1,711)
ROU assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	(6,441)	(8,046)
Deferred income tax income (expense)	1,605	(230)	4,107
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	13,907	15,815
Deferred income tax income (expense)	(1,908)	1,230	(3,912)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	1,298	1,160
Deferred income tax income (expense)	138	(1,673)	(373)
Deferred income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax income (expense)	$ 11,960	$ 27,802	$ (5,466)